Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations
Note 2	Discontinued Operations

In accordance with GAAP, the Company determined its Japan-based businesses became discontinued operations in the first quarter of 2014.

The Company sold all of its stock of GP Network Corporation (GP Net) (representing 54% ownership of the company) and all of its stock of TSYS Japan Godo Kaisha (TSYS Japan) (representing 100% ownership of the company) in April 2014. Both entities were part of the International Services segment. The sale of the Company’s stock in both of its operations in Japan was the result of management’s decision during the first quarter of 2014, to divest non-strategic businesses and focus resources on core products and services. The Company had a gain of $48.6 million, net of tax, related to the sales of its operations in Japan.

GP Net and TSYS Japan were not significant components of TSYS’ consolidated results.

The following table presents the main classes of assets and liabilities held for sale as of December 31, 2014 and 2013:

(in thousands)	2014	2013
Cash and cash equivalents	$—	30,530
Other assets	4,003	26,378
Total liabilities	4,003	10,333

The following table presents the summarized results of discontinued operations for the years ended December 31, 2014, 2013 and 2012:

(in thousands)	2014	2013	2012
Total revenues	$16,376	68,048	77,415

Income before taxes	$1	3,443	1,982

Income tax (benefit) expense	$(39)	1,388	987

Income from operating activities of discontinued operations, net of tax	$40	2,055	995

Gain on dispositions, net of tax	$48,615	—	—

Income from discontinued operations, net of tax	$48,655	2,055	995

Income from discontinued operations, net of tax, attributable to noncontrolling interest	$999	4,198	3,864

Income (loss) from discontinued operations, net of tax, attributable to TSYS common shareholders	$47,656	(2,143)	(2,869)

Interest allocated to discontinued operations[1]	$—	281	275

1	Interest expense relates to borrowings directly for use by Japan-based operations